Transactions with Morningstar Foods, LLC ("Morningstar") - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing Revenue And Fees [Line Items]
Proceeds from sale of fixed assets	$ 61,777,000	$ 224,000	$ 1,490,000	$ 710,000	$ 1,006,000
Transitional sales fees	1,837,000
Morningstar [Member]
Servicing Revenue And Fees [Line Items]
Proceeds from sale of fixed assets	60,000,000
Morningstar [Member] | Transitional Sales Agreements [Member]
Servicing Revenue And Fees [Line Items]
Transitional sales fees	1,800,000
Gross billing to customers by Morningstar	19,300,000
Transitional sales agreement term			15 months
Morningstar [Member] | Transitional Sales Agreements [Member] | Other Non-Core Products [Member]
Servicing Revenue And Fees [Line Items]
Transitional sales agreement term	15 months		15 months
Net fees remitted to Morningstar	$ 700,000
Morningstar [Member] | Transitional Sales Agreements [Member] | Maximum [Member]
Servicing Revenue And Fees [Line Items]
Transitional sales agreement term	9 months